Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	May 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment as of September 30, 2025 and December 31, 2024 consisted of:

	September 30, 2025	December 31, 2024
	(Unaudited)
Computer equipment	$69,291	$69,291
Furniture, fixture, and office and medical equipment	32,435	32,435
Leasehold improvements	108,187	108,187
Laboratory equipment	4,335,722	4,335,722
Motor vehicle under finance leases	239,093	239,093
	4,784,728	4,784,728
Less: accumulated depreciation and impairment	4,784,728	4,784,728
Property and equipment, net	$—	$—

Depreciation expenses for property and equipment amounted to nil and $235,827 for the nine months ended September 30, 2025 and 2024, respectively.

During the nine months ended September 30, 2024, an impairment loss relating to laboratory equipment, computer equipment, and furniture, fixture, and office equipment amounted to $1,421,782 and $5,520 were recorded in research and development expenses and other operating expenses, respectively, as the Group considered that the carrying amount of these property and equipment may not be recoverable.

During the nine months ended September 30, 2025 and 2024, gain on disposal of fixed assets of $nil and $58,621, respectively, were recorded in other operating expenses.

7. PROPERTY AND EQUIPMENT, NET

Property and equipment as of December 31, 2024 and 2023 consisted of:

	December 31, 2024	December 31, 2023
Computer equipment	$69,291	$81,138
Furniture, fixture, and office and medical equipment	32,435	150,292
Leasehold improvements	108,187	543,975
Laboratory equipment	4,335,722	4,336,764
Motor vehicle	239,093	239,093
	4,784,728	5,351,262
Less: accumulated depreciation and impairment	4,784,728	3,687,336
Property and equipment, net	$—	$1,663,926

Depreciation expenses for property, plant and equipment amounted to $235,827, $1,041,234 and $1,092,957 for the years ended December 31, 2024, 2023 and 2022, respectively.

For the year ended December 31, 2024, an impairment loss relating to laboratory equipment, computer equipment, and furniture, fixture, and office equipment amounted to $1,421,782 and $5,520 were recorded in research and development expenses and other operating expenses, respectively, as the Group considered that the carrying amount of these property and equipment may not be recoverable. For the year ended December 31, 2023, an impairment loss relating to the office and medical equipment, and computer equipment related to the Hong Kong healthcare services amounted to $28,128, was recorded in other operating expenses, as the Group considered that, with the termination of the healthcare services, the carrying amount of these property and equipment are not recoverable and are fully impaired. For the years ended December 31, 2022, no impairment loss was recorded.

For the year ended December 31, 2024, the Group recorded $58,621 gain on disposal of medical equipment in other operation expenses. For the year ended December 31, 2023, the Group recorded $79,822 of loss on disposal of laboratory equipment, and furniture, fixture, and office and medical equipment in other operating expenses. For the year ended December 31, 2022, no gain or loss on disposal was recorded.

DiamiR Biosciences Corp. [Member]
Property, Plant and Equipment [Line Items]
PROPERTY AND EQUIPMENT, NET

NOTE 6 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	Estimated Life	May 31, 2025	May 31, 2024
Laboratory equipment	5 years	$88,388	$88,388
Furniture	7 years	11,780	11,780
Computer equipment	3 years	5,176	5,176
Total property and equipment		105,344	105,344
Accumulated depreciation		(85,315)	(64,487)
Property and equipment, net		$20,029	$40,857

Depreciation expense was $20,828 and $20,052 for the years ended May 31, 2025 and 2024, respectively.